Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation
Kennedy-Wilson Holdings, Inc. and Subsidiaries
Schedule III—Real Estate and Accumulated Depreciation
December 31, 2012

			Initial Cost		Costs Capitalized Subsequent to Acquisition	Gross Balance at December 31, 2012 (1)
Description	Region	Encumbrances	Land	Building & Improvements	Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Depreciable Life in Years	Date of Construction	Date Acquired
Commercial
Commercial building	Western U.S.	$29,000,000	$8,799,000	$31,386,000	$72,000	$8,799,000	$31,458,000	$40,257,000	$(98,000)	39 yrs	1991	2012
Office park	Western U.S.	1,873,000	396,000	1,584,000	—	396,000	1,584,000	1,980,000	$—	39 yrs	1982	2012
Commercial building	Western U.S.	7,032,000	991,000	8,128,000	—	991,000	8,128,000	9,119,000	$(20,000)	39 yrs	1983	2012
Retail	Western U.S.	615,000	364,000	444,000	13,000	370,000	451,000	821,000	(24,000)	39 yrs	N/A	2011
Commercial building	Western U.S.	12,000,000	6,212,000	15,049,000	926,000	6,212,000	15,975,000	22,187,000	(572,000)	39 yrs	2007	2011
Commercial building	Japan	—	3,970,000	3,230,000	2,122,000	5,192,000	4,130,000	9,322,000	(738,000)	37 yrs	2007	2008
Commercial building	Western U.S.	—	495,000	257,000	30,000	496,000	286,000	782,000	(13,000)	37 yrs	1983	2010
Multifamily
178-unit Apartment building	Western U.S.	23,475,000	12,310,000	18,466,000	—	12,310,000	18,466,000	30,776,000	(79,000)	39 yrs	1975	2012
217-unit Multifamily property	Western U.S.	26,000,000	2,639,000	41,369,000	5,000	2,639,000	41,373,000	44,012,000	(82,000)	39 yrs	2011	2012
366-unit Apartment building	Western U.S.	33,817,000	9,083,000	36,331,000	14,000	9,082,000	36,346,000	45,428,000	(78,000)	39 yrs	2000	2012
204-unit Apartment building	Western U.S.	14,357,000	5,329,000	20,150,000	925,000	5,329,000	21,075,000	26,404,000	(4,794,000)	39 yrs	1986	2008
Residential
49-unit condominium	Other U.S.	—	—	4,794,000	90,000	—	4,884,000	4,884,000	—	39 yrs	2005	2012
Single family home	Western U.S.	—	4,111,000	4,250,000	363,000	4,474,000	4,250,000	8,724,000	(443,000)	39 yrs	2008	2008
Condominium units	Western U.S.	—	—	2,325,000	300,000	—	2,625,000	2,625,000	—		2007	2010
Land
Land, Alto Ave	Western U.S.	1,642,000	2,314,000	—	13,000	2,327,000	—	2,327,000	—	N/A	N/A	2011
Industrial/Land	Western U.S.	2,134,000	1,133,000	1,908,000	11,000	1,137,000	1,915,000	3,052,000	(98,000)	39 yrs	N/A	2011
Single family home lot	Western U.S.	—	4,101,000	—	275,000	4,376,000	—	4,376,000	—	N/A	N/A	2010
2700 acres	Western U.S.	—	31,741,000	3,753,000	4,291,000	35,465,000	4,320,000	39,785,000	(373,000)	N/A	1912	2010
		$151,945,000	$93,988,000	$193,424,000	$9,450,000	$99,595,000	$197,266,000	$296,861,000	$(7,412,000)

(1) The tax basis of all the properties in aggregate totaled $287.3 million.

Kennedy-Wilson Holdings, Inc. and Subsidiaries
Schedule III—Real Estate and Accumulated Depreciation (continued)
December 31, 2012, 2009, and 2008
(Dollars in thousands)

Changes in real estate for the years ended December 31 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
	2012	2011	2010
Balance at the beginning of period	$121,315,000	$86,707,000	$46,123,000
Additions during the period:
Improvements	—	—	—
Acquisitions	195,590,000	42,255,000	52,228,000
Deductions during the period:
Dispositions	(20,044,000)	(7,647,000)	(11,644,000)
Balance at close of period	$296,861,000	$121,315,000	$86,707,000

Changes in accumulated depreciation for the years ended December 31 were as follows:

	For the year ended December 31,
	2012	2011	2010
Balance at the beginning of period	$5,435,000	$4,006,000	$3,070,000
Additions during the period:
Depreciation expense	2,013,000	1,429,000	1,339,000
Deductions during the period:
Dispositions	(36,000)	—	(403,000)
Balance at close of period	$7,412,000	$5,435,000	$4,006,000

See accompanying report of independent registered public accounting firm.